United States

Securities and Exchange Commission

Washington, DC 20549

Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23715

OAKTREE DIVERSIFIED INCOME FUND INC.

(Exact name of registrant as specified in Charter)

BROOKFIELD PLACE, 250 VESEY STREET

NEW YORK, NY 10281-1023

(Address of principal executive officers) (Zip code)

BRIAN HURLEY, PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

BROOKFIELD PLACE

250 VESEY STREET

NEW YORK, NEW YORK 10281-1023

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 777-8001

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2021 - 06/30/2022

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23715
Reporting Period: 07/01/2021 - 06/30/2022
Oaktree Diversified Income Fund Inc.

=================== Oaktree Diversified Income Fund Inc. ====================

No Votes to Report

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) OAKTREE DIVERSIFIED INCOME FUND INC

By:	/s/ Brian Hurley
Brian Hurley, President and Principal Executive Officer

Date: August 31, 2022